John Hancock

U.S. Global Leaders Growth Fund

Quarterly portfolio holdings 7/31/19

Fund’s investments

As of 7-31-19 (unaudited)

	Shares	Value
Common stocks 97.2%		$1,502,380,561
(Cost $898,756,274)

Communication services 10.2%		157,085,479

Entertainment 3.6%
The Walt Disney Company	387,504	55,416,947
Interactive media and services 6.6%
Alphabet, Inc., Class C (A)	54,623	66,458,712
Facebook, Inc., Class A (A)	181,279	35,209,820

Consumer discretionary 20.8%		321,432,818

Hotels, restaurants and leisure 4.7%
Yum! Brands, Inc.	651,466	73,302,954
Internet and direct marketing retail 6.9%
Amazon.com, Inc. (A)	32,204	60,117,783
Booking Holdings, Inc. (A)	24,808	46,803,021
Specialty retail 5.8%
Lowe’s Companies, Inc.	344,367	34,918,814
The TJX Companies, Inc.	999,197	54,516,188
Textiles, apparel and luxury goods 3.4%
NIKE, Inc., Class B	601,814	51,774,058

Consumer staples 6.4%		99,593,873

Food products 3.0%
Mondelez International, Inc., Class A	863,347	46,180,431
Personal products 3.4%
The Estee Lauder Companies, Inc., Class A	289,991	53,413,442

Health care 19.1%		295,908,372

Biotechnology 2.4%
Regeneron Pharmaceuticals, Inc. (A)	124,610	37,976,144
Health care equipment and supplies 10.0%
Abbott Laboratories	740,878	64,530,474
Becton, Dickinson and Company	203,118	51,348,230
Danaher Corp.	274,922	38,626,541
Health care providers and services 4.1%
UnitedHealth Group, Inc.	253,915	63,227,374
Pharmaceuticals 2.6%
Novo Nordisk A/S, ADR	838,890	40,199,609

Information technology 29.4%		454,246,212

IT services 14.0%
Automatic Data Processing, Inc.	275,910	45,944,533
FleetCor Technologies, Inc. (A)	192,154	54,604,402
PayPal Holdings, Inc. (A)	417,885	46,134,504
Visa, Inc., Class A	395,283	70,360,374
Software 15.4%
Autodesk, Inc. (A)	354,615	55,380,225
Intuit, Inc.	210,077	58,256,453
Microsoft Corp.	480,271	65,446,529
salesforce.com, Inc. (A)	376,176	58,119,192

2 JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

			Shares	Value
Materials 7.3%				$112,458,437

Chemicals 7.3%
Ecolab, Inc.			323,103	65,179,568
Linde PLC			247,171	47,278,869

Real estate 4.0%				61,655,370

Equity real estate investment trusts 4.0%
Equinix, Inc.			122,795	61,655,370

	Yield (%)		Shares	Value
Short-term investments 2.7%				$42,694,635
(Cost $42,694,635)

Money market funds 2.7%				42,694,635

State Street Institutional U.S. Government Money Market Fund, Premier Class	2.2608	(B)	42,694,635	42,694,635

Total investments (Cost $941,450,909) 99.9%				$1,545,075,196
Other assets and liabilities, net 0.1%				1,089,132
Total net assets 100.0%				$1,546,164,328

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-19.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND 3

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2019, all investments are categorized as Level 1 under the hierarchy described above.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	—	4,122,940	(4,122,940)	—	—	—	$201	—	—

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.

4

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

26Q3 07/19
This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.	9/19